Goodwill and Other Intangible Assets - Finite-Lived Intangible Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Finite Lived Intangible Asset Disclosures
Gross carrying amount	$ 34.9	$ 41.4
Accumulated amortization	23.3	27.0
Net carrying amount	11.6	14.4
Amortization expense for intangible assets with finite useful lives	2.8	2.8	$ 2.4
Estimated amortization expense for the next five years
Year 1: Finite lived intangible assets amortization	1.0
Year 2: Finite lived intangible assets amortization	1.0
Year 3: Finite lived intangible assets amortization	1.0
Year 4: Finite lived intangible assets amortization	1.0
Year 5: Finite lived intangible assets amortization	1.0
Other finite lived intangible assets
Finite Lived Intangible Asset Disclosures
Finite lived intangible assets fully amortized during the period	$ 6.5	$ 0.0